World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
March 31, 2020

Dates Covered
Collections Period	03/01/20 - 03/31/20
Interest Accrual Period	03/16/20 - 04/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/20	609,469,565.13	29,987
Yield Supplement Overcollateralization Amount 02/29/20	32,292,600.51	0
Receivables Balance 02/29/20	641,762,165.64	29,987
Principal Payments	23,277,689.18	475
Defaulted Receivables	1,019,903.15	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/20	30,513,908.35	0
Pool Balance at 03/31/20	586,950,664.96	29,466

Pool Statistics	$ Amount	# of Accounts
Pool Factor	55.35%
Prepayment ABS Speed	1.43%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	4,886,924.07	199
Past Due 61-90 days	2,014,591.66	81
Past Due 91-120 days	390,937.84	19
Past Due 121+ days	0.00	0
Total	7,292,453.57	299

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.18%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	599,563.28
Aggregate Net Losses/(Gains) - March 2020	420,339.87
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.79%
Prior Net Losses Ratio	0.87%
Second Prior Net Losses Ratio	1.05%
Third Prior Net Losses Ratio	1.22%
Four Month Average	0.98%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.84%

Overcollateralization Target Amount	6,749,932.65
Actual Overcollateralization	6,749,932.65
Weighted Average APR	4.11%
Weighted Average APR, Yield Adjusted	6.78%
Weighted Average Remaining Term	49.44

Flow of Funds	$ Amount

Collections	25,958,686.55
Investment Earnings on Cash Accounts	4,871.45
Servicing Fee	0.00
Transfer to Collection Account	0.00
Available Funds	25,963,558.00

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,472,962.78
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	15,510,000.17
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,749,932.65
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	0.00
(12) Collection Account Redeposits	2,084,404.15

Total Distributions of Available Funds	25,963,558.00

Servicing Fee	0.00
Unpaid Servicing Fee	534,801.80
Change in amount of the unpaid servicing fee from the prior period	534,801.80

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 03/16/20	602,460,665.13
Principal Paid	22,259,932.82
Note Balance @ 04/15/20	580,200,732.31

Class A-1
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-2a
Note Balance @ 03/16/20	105,332,332.08
Principal Paid	18,284,944.82
Note Balance @ 04/15/20	87,047,387.26
Note Factor @ 04/15/20	27.0333501%

Class A-2b
Note Balance @ 03/16/20	22,898,333.05
Principal Paid	3,974,988.00
Note Balance @ 04/15/20	18,923,345.05
Note Factor @ 04/15/20	27.0333501%

Class A-3
Note Balance @ 03/16/20	351,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	351,000,000.00
Note Factor @ 04/15/20	100.0000000%

Class A-4
Note Balance @ 03/16/20	76,260,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	76,260,000.00
Note Factor @ 04/15/20	100.0000000%

Class B
Note Balance @ 03/16/20	31,320,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	31,320,000.00
Note Factor @ 04/15/20	100.0000000%

Class C
Note Balance @ 03/16/20	15,650,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	15,650,000.00
Note Factor @ 04/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,619,221.03
Total Principal Paid	22,259,932.82
Total Paid	23,879,153.85

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	264,208.60
Principal Paid	18,284,944.82
Total Paid to A-2a Holders	18,549,153.42

Class A-2b
One-Month Libor	0.70463%
Coupon	0.84463%
Interest Paid	16,117.18
Principal Paid	3,974,988.00
Total Paid to A-2b Holders	3,991,105.18

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.5551041
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.3784974
Total Distribution Amount	22.9336015

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.8205236
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	56.7855429
Total A-2a Distribution Amount	57.6060665

A-2b Interest Distribution Amount	0.2302454
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	56.7855429
Total A-2b Distribution Amount	57.0157883

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	696.77
Noteholders' Principal Distributable Amount	303.23

Account Balances	$ Amount

Reserve Account
Balance as of 03/16/20	2,609,619.51
Investment Earnings	1,870.04
Investment Earnings Paid	(1,870.04)
Deposit/(Withdrawal)	-
Balance as of 04/15/20	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51